RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	May 13, 2020	Feb. 05, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest expense	$ 353,000,000	$ 313,000,000	$ 717,000,000	$ 497,000,000
Assets	50,278,000,000		50,278,000,000				$ 51,751,000,000
Liabilities	40,521,000,000		40,521,000,000				40,698,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0		0				0
Loans payable	155,000,000		155,000,000
Deposits, classified as cash and cash equivalents							$ 4,000,000
Interest expense	1,000,000		1,000,000
Interest income on deposits		1,000,000		4,000,000
Base management fee expense	16,000,000	12,000,000	32,000,000	24,000,000
Dividends recognised as distributions to owners	$ 0	$ 0	0	$ 0
Entities with joint control or significant influence
Disclosure of transactions between related parties [line items]
Loans payable						$ 224,000,000
Assets						609,000,000
Liabilities						957,000,000
Retained earnings						$ 348,000,000
Contractual capital commitments					$ 180,000,000
Gain from debt restructuring			244,000,000
Maximum | Entities with joint control or significant influence
Disclosure of transactions between related parties [line items]
Expected capital commitments, amount contributed			$ 95,000,000